Debt Instruments Issued and Other Financial Liabilities - Schedule of Subordinated Bonds, by Currency (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,547,807	$ 5,609,795
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	1,263,169	1,153,045
Subordinated Bonds [member] | Hungary, Forint
Disclosure of detailed information about borrowings [line items]
Debt Securities	1,070,933	955,982
Subordinated Bonds [member] | CLP [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	147,291
Subordinated Bonds [member] | COP [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 44,945	$ 197,063